LOSS PER SHARE (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2014 shares
Numerator:
Net loss attributable to ordinary shareholders:	¥ (369,161)	$ (56,740)	¥ (913,477)	¥ (88,691)
Denominator:
Number of shares outstanding, opening	421,522,374	421,522,374	400,165,607	413,147,475
Weighted average number of shares issued	4,067,372	4,067,372	20,702,130	1,423,986
Weighted average number of shares repurchased	0	0	(12,678,015)	(7,421,952)
Weighted-average number of shares outstanding - Basic	425,589,746	425,589,746	408,189,722	407,149,509
Weighted-average number of shares outstanding - Diluted	425,589,746	425,589,746	408,189,722	407,149,509
Loss per share
-Basic (in CNY or dollars per share) | (per share)	¥ (0.87)	$ (0.13)	¥ (2.24)	¥ (0.22)
-Diluted (in CNY or dollars per share) | (per share)	¥ (0.87)	$ (0.13)	¥ (2.24)	¥ (0.22)
Options exercised (in shares)			1,325,241	8,776,032	0
Restricted shares vested (in shares)	3,627,709	3,627,709	33,762,181	9,291,500	0
Ordinary shares
Loss per share
Share re issued to depository bank (in shares)	0	0	23,000,000	163,904